17. REGULATORY CAPITAL (Tables)	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
Regulatory capital requirements
	Actual		For capital Adequacy purposes		To be well capitalized under prompt corrective action provisions
			Required		Required
Bank:	Amount	%	Amount	%	Amount	%
As of September 30, 2013:
Total Risk based capital	$83,540	14.31%	$46,707	8.0%	$58,384	10.0%
(to risk-weighted assets)
Tier 1 capital	$76,235	13.05%	$23,353	4.0%	$35,030	6.0%
(to risk-weighted assets)
Tier 1 capital	$76,235	9.07%	$33,572	4.0%	$41,965	5.0%
(to average assets)
Bank:
As of September 30, 2012:
Total Risk based capital	$79,670	14.09%	$45,260	8.0%	$56,576	10.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	12.82%	$22,630	4.0%	$33,945	6.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	8.65%	$33,513	4.0%	$41,891	5.0%
(to average assets)